Investments	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Investments
3.
Investments

Investments in Real Estate

Investments in real estate, net consisted of the following ($ in thousands):

	December 31, 2024	December 31, 2023
Building and building improvements	$16,614,464	$17,612,162
Land and land improvements	2,965,720	3,144,932
Furniture, fixtures and equipment	272,521	304,650
Right-of-use asset - operating lease(1)	105,230	105,230
Total	19,957,935	21,166,974
Accumulated depreciation and amortization	(2,127,681)	(1,586,616)
Investments in real estate, net	$17,830,254	$19,580,358

(1)
Refer to Note 14 for additional details on the Company’s leases.

Asset Acquisitions

The Company did not acquire any investments in real estate during the years ended December 31, 2024, 2023 and 2022.

Asset Dispositions

During the year ended December 31, 2024, the Company sold an aggregate of $0.3 billion of investments in real estate, net, generating total net cash proceeds, net of mortgage repayments, of approximately $0.2 billion. During the year ended December 31, 2024, the Company recorded $87.1 million of net gains from the disposition of seven industrial properties, two hospitality properties, one net lease property, and 83 single-family rental units.

During the year ended December 31, 2023, the Company sold an aggregate of $1.9 billion of investments in real estate, net, generating total net cash proceeds, net of mortgage repayments, of approximately $775.9 million. During the year ended December 31, 2023, the Company recorded $289.8 million of net gains from the disposition of 10 multifamily properties, 33 industrial properties, three hospitality properties, 2,199 single-family rental units, and one net-lease property.

During the year ended December 31, 2022, there were no dispositions of investments in real estate.

Investments in Real Estate - Held-for-sale

As of December 31, 2024, 11 multifamily properties and one hospitality property met the criteria to be classified as held-for-sale. As of December 31, 2023, there were no real estate investments that met the criteria to be classified as held-for-sale. The held-for-sale assets and liabilities associated with assets held-for-sale are included as components of Other assets and Other liabilities, respectively, on the Company’s Consolidated Balance Sheets.

The following table details the assets and liabilities of the Company’s investments in real estate classified as held-for-sale ($ in thousands):

	December 31, 2024	December 31, 2023
Assets:
Investments in real estate, net	$679,121	$—
Other assets	6,553	—
Total assets	$685,674	$—

Liabilities:
Mortgage notes, net	$12,602	$—
Other liabilities	5,655	—
Total liabilities	$18,257	$—

Investments in Unconsolidated Real Estate Ventures

The following table details the Company’s equity investments in unconsolidated real estate ventures ($ in thousands):

Investments in Unconsolidated Real Estate Ventures	Segment	Date Acquired	Number of Properties	Ownership Interest	December 31, 2024	December 31, 2023
Extended Stay Portfolio	Other	July 2022	196	45%	$411,309	$446,424
Fort Lauderdale Hotel	Other	March 2019	1	43%	9,552	9,578
Total investments in unconsolidated real estate ventures					$420,861	$456,002

The following table details the Company’s (loss) income from equity investments in unconsolidated real estate ventures ($ in thousands):

		Year Ended December 31,
Investments in Unconsolidated Real Estate Ventures	Segment	2024	2023	2022
Extended Stay Portfolio	Other	$(13,790)	$(11,266)	$11,915
Fort Lauderdale Hotel	Other	355	(358)	274
Total (loss) income from unconsolidated real estate ventures		$(13,435)	$(11,624)	$12,189